Financial debt - Personal (Details) - Personal $ in Millions, $ in Millions					1 Months Ended
	Sep. 18, 2017 ARS ($)	Oct. 26, 2016 USD ($)	Oct. 26, 2016 ARS ($)	Oct. 05, 2016 installment	Apr. 30, 2017 USD ($) installment	Jul. 05, 2016 USD ($)
Bank loans - IFC Loan
Current and non-current financial debt
Borrowing term				6 years
Half-yearly installments | installment				8
Loan proceeds		$ 392.5	$ 5,956
Net borrowing expenses		$ 7.5
Bank loans - IFC Loan | 6 month LIBOR rate
Current and non-current financial debt
Applicable margin				4.00%
Bank loans - IFC Loan | Maximum
Current and non-current financial debt
Notional amount						$ 400.0
IIC Loan
Current and non-current financial debt
Notional amount					$ 100.0
Half-yearly installments | installment					8
Loan proceeds	$ 1,723
IIC Loan | 6 month LIBOR rate
Current and non-current financial debt
Applicable margin					4.00%